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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------

Check here if Amendment [   ]; Amendment Number: --------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Satellite Asset Management, L.P.
Address:       10 East 50th Street, 21st Floor
               New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brian S. Kriftcher
Title:         Chief Operating Officer and Principal
Phone:         (212) 209-2050

Signature, Place, and Date of Signing:


/S/ Brian S. Kriftcher              New York, New York         February 13, 2003
----------------------              ------------------         -----------------
[Signature]                         [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                           0
                                                           -----

Form 13F Information Table Entry Total:                      43
                                                           -----

Form 13F Information Table Value Total:                   $353,045
                                                          --------
                                                         (thousands)

--------------------------------------------------------------------------------
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION
--------------------------------------------------------------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

               NONE

                                                 FORM 13F INFORMATION TABLE
                                                 SATELLITE ASSET MANAGEMENT
                                             FOR QUARTER ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer      Title    CUSIP       Value       Shrs or   SH/    Put/    Investment     Other           Voting Authority
--------------       of      -----        (x         prn amt   PRN    Call    Discretion   Managers          ----------------
                    Class                $1000)      -------   ---    ---     ----------   --------
                    -----                ------
                                                                                                          Sole       Shared   None
                                                                                                          ----       ------   ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY    NOTE     031652AH3    5,880    12,000,000  PRN               SOLE                 12,000,000
INC                 5.000%
                    3/1
------------------------------------------------------------------------------------------------------------------------------------
AETHER SYS INC      NOTE     00808VAA3   27,842    37,123,000  PRN               SOLE                 37,123,000
                    6.000%
                    3/2
------------------------------------------------------------------------------------------------------------------------------------
AMER INTL GROUP     COM      026874107    2,314        40,000  SH                SOLE                     40,000
INC
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN WTR WKS    COM      030411102   19,574       430,380  SH                SOLE                    430,380
INC
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA     COM      060505104    3,479        50,000  SH                SOLE                     50,000
CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
BANK MONTREAL QUE   COM      063671101    1,319        50,000  SH                SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
BERKLEY W R CORP    COM      084423102    1,386        35,000  SH                SOLE                     35,000
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP       COM      06423A103    2,193        60,000  SH                SOLE                     60,000
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE           CL B     084670207    3,392         1,400  SH                SOLE                      1,400
HATHAWAY INC DEL
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP        NOTE     131347BA3   31,912    66,485,000  PRN               SOLE                 66,485,000
                    4.000%
                    12/2
------------------------------------------------------------------------------------------------------------------------------------
CHARTER COMMUNI-    NOTE     16117MAC1    1,567     8,250,000  SH                SOLE                  8,250,000
CATIONS INC D       4.750%
                    6/0
------------------------------------------------------------------------------------------------------------------------------------
CHARTER ONE FINL    COM      160903100    1,005        35,000  SH                SOLE                     35,000
INC
------------------------------------------------------------------------------------------------------------------------------------
CINERGY CORP        COM      172474108   10,380       307,834  SH                SOLE                    307,834
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC       COM      172967101    2,463        70,000  SH                SOLE                     70,000
------------------------------------------------------------------------------------------------------------------------------------
COHEN & STEERS      COM      19247W102    1,013        72,310  SH                SOLE                     72,310
ADV INC RLTY
------------------------------------------------------------------------------------------------------------------------------------
COMPASS BANCSHARES  COM      20449H109    1,407        45,000  SH                SOLE                     45,000
INC
------------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE CR      COM      222372104    1,549        30,000  SH                SOLE                     30,000
INDS INC DEL
------------------------------------------------------------------------------------------------------------------------------------
E TRADE GROUP INC   NOTE     269246AB0    7,473    10,677,000  PRN               SOLE                 10,677,000
                    6.000%
                    2/0
------------------------------------------------------------------------------------------------------------------------------------
ELAN FINANCE CORP   NOTE     284129AC7   34,402    76,450,000  PRN               SOLE                 76,450,000
                    12/1
------------------------------------------------------------------------------------------------------------------------------------
FIRST TENN NATL     COM      337162101    2,156        60,000  SH                SOLE                     60,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN     COM      313400301    2,952        50,000  SH                SOLE                     50,000
MTG CORP
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP    SDCV     421924AF8   27,072    28,200,000  PRN               SOLE                 28,200,000
                    3.250%
                    4/0
------------------------------------------------------------------------------------------------------------------------------------

                                                 FORM 13F INFORMATION TABLE
                                                 SATELLITE ASSET MANAGEMENT
                                             FOR QUARTER ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer      Title    CUSIP       Value       Shrs or   SH/    Put/    Investment     Other           Voting Authority
--------------       of      -----        (x         prn amt   PRN    Call    Discretion   Managers          ----------------
                    Class                $1000)      -------   ---    ---     ----------   --------
                    -----                ------
                                                                                                          Sole       Shared   None
                                                                                                          ----       ------   ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INVERNESS MED       COM      46126P106    3,943       299,900  SH                SOLE                    299,900
INNOVATIONS INC
------------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW         COM      493267108    2,011        80,000  SH                SOLE                     80,000
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS HLDGS   COM      524908100    3,730        70,000  SH                SOLE                     70,000
INC
------------------------------------------------------------------------------------------------------------------------------------
MBNA CORP           COM      55262L100    1,046        55,000  SH                SOLE                     55,000
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH &     COM      590188108    2,087        55,000  SH                SOLE                     55,000
CO INC
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP         NOTE     604675AC2      600     1,500,000  SH                SOLE                  1,500,000
                    5.750%
                    7/1
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP         DBCV     604675AB4    3,675    10,500,000  SH                SOLE                 10,500,000
                    2.500%
                    6/1
------------------------------------------------------------------------------------------------------------------------------------
PREMIERE            NOTE     74058FAC6   29,089    34,425,000  PRN               SOLE                 34,425,000
TECHNOLOGIES INC    5.750%
                    7/0
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL     COM      744320102    2,063        65,000  SH                SOLE                     65,000
INC
------------------------------------------------------------------------------------------------------------------------------------
RITE AID CORP       COM      767754104    1,225       500,000  SH                SOLE                    500,000
------------------------------------------------------------------------------------------------------------------------------------
RURAL CELLULAR      CL A     781904107       26        30,000  SH                SOLE                     30,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
SOUTHTRUST CORP     COM      844730101    1,118        45,000  SH                SOLE                     45,000
------------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BANCORP   COM      845905108      983        70,000  SH                SOLE                     70,000
------------------------------------------------------------------------------------------------------------------------------------
STILWELL FINL INC   COM      860831106    1,045        80,000  SH                SOLE                     80,000
------------------------------------------------------------------------------------------------------------------------------------
SUN LIFE FINL       COM      866796105    1,183        70,000  SH                SOLE                     70,000
SVCS CDA INC
------------------------------------------------------------------------------------------------------------------------------------
SYNCOR INTL CORP    COM      87157J106    4,867       175,540  SH                SOLE                    175,540
DEL
------------------------------------------------------------------------------------------------------------------------------------
TENET HEALTHCARE    COM      88033G100    2,050       125,000  SH                SOLE                    125,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL GROUP     DBCV     902118AW8   87,408   116,644,000  PRN               SOLE                116,644,000
S A                 2/1
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW   NOTE     902124AC0    7,455    10,500,000  PRN               SOLE                 10,500,000
                    11/1
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP       COM      929903102    2,368        65,000  SH                SOLE                     65,000
2ND NEW
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO    COM      949746101    2,343        50,000  SH                SOLE                     50,000
NEW
-----------------------------------------------------------------------------------------------------------------------------------

  REPORT
  SUMMARY:  43 DATA RECORDS             353,045  0 OTHER MANAGERS ON WHOSE
                                                 BEHALF REPORT IS FILED